Income Taxes (Tables)	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

Significant components of the Company’s deferred tax assets as of March 31, 2015 and 2014 are shown below:

	March 31,
	2015	2014
	(000’s)
Deferred tax assets:
Net operating loss carryforward	$16,830	$15,379
Research credits	56	60
Expenses recognized for granting of options and warrants	1,554	1,651
Accrued expenses and reserves	20	135
Valuation allowance	(18,460)	(17,225)
	$—	$—

Schedule of Components of Income Tax Expense (Benefit)
The income tax provision differs from that computed using the federal statutory rate applied to income before taxes as follows:

	March 31,
	2015	2014
Computed tax benefit at federal statutory rate	$(2,382,000)	$(6,650,000)
State tax, net of federal benefit	(187,000)	(327,000)
Warrant MTM Adjustment	—	(7,000)
Induced conversion costs	—	4,663,000
Interest expense	462,000	—
Permanent items and other	873,600	4,600
Valuation allowance	1,235,000	2,318,000
	$1,600	$1,600